Investments in Associates (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of associates [abstract]
Disclosure of Significant Investments in Associates
Details of the Company’s investments in associates as at December 31, 2022 and 2021 are as follows:

Associate	Principal Activity	Principal Place of Business	Ownership Interest (%)
			2022	2021
i-80 Gold(1)	Production	USA	25.3	25.5
Sandbox(2)	Royalties	Americas and Europe	34.4	—
(1)At December 31, 2022, the quoted fair value of the Company’s investment in i-80 Gold was $169.9 million (2021 – $148.6 million) based on the quoted market price of the underlying shares of C$3.78 per share (2021 – C$3.09), which is a Level 1 fair value measurement.
(2)At December 31, 2022, there is no quoted fair value for the Company’s investment in Sandbox as Sandbox is not publicly listed.
Summary of Significant Changes in Carrying Amount of Investment Associates
The following table summarizes the changes in the carrying amounts of the Company’s investments in associates during the years ended December 31, 2022 and 2021:

	i-80 Gold(a)	Sandbox(b)	Solaris	Total
Balance – December 31, 2020	$—	$—	$22,287	$22,287
Acquired in Premier Acquisition (note 5(c))	79,001	—	—	79,001
Additional shares acquired	40,111	—	—	40,111
Dilution gain	2,067	—	—	2,067
Share of net income (loss)	4,134	—	(3,399)	735
Sale of partial interest (note 5(f))	—	—	(7,318)	(7,318)
Reclassification of retained interest (note 5(f))	—	—	(11,570)	(11,570)
Balance – December 31, 2021	125,313	—	—	125,313
Received as consideration in Sandbox Transaction (note 5(b))	—	28,356	—	28,356
Additional shares acquired	—	3,343	—	3,343
Share of net loss	(5,446)	(732)	—	(6,178)
Balance – December 31, 2022	$119,867	$30,967	$—	$150,834

Disclosure of Summarized Financial Information of Associates

	i-80 Gold		Sandbox
At December 31	2022	2021	2022
Cash and cash equivalents	$75,987	$51,627	$3,811
Other current assets	34,555	55,606	2,804
Non-current assets	567,403	131,426	71,993
Total assets	677,945	238,659	78,608
Current liabilities	48,837	12,956	86
Non-current liabilities	232,455	18,493	15,975
Total liabilities	281,292	31,449	16,061
Net assets (100%)	396,653	207,210	62,547
Equinox Gold’s share of net assets	100,319	52,814	21,528
Adjustments to Equinox Gold’s share of net assets	19,548	72,499	9,439
Carrying amount	$119,867	$125,313	$30,967

	i-80 Gold		Sandbox
Years ended December 31	2022	2021	2022
Revenue	$25,311	$—	$532
Operating expense	(75,517)	(19,574)	(640)
Loss from operations	(50,206)	(19,574)	(108)
Other income (expense)	10,752	(5,332)	(788)
Income tax recovery (expense)	17,920	(200)	(1,232)
Net loss from continuing operations (100%)	(21,534)	(25,106)	(2,128)
Net income from discontinued operations (100%)	49	11,554	—
Net loss and total comprehensive loss (100%)	$(21,485)	$(13,552)	$(2,128)

Equinox Gold’s share of net loss and total comprehensive loss	$(5,446)	(3,454)	$(732)
Adjustments to Equinox Gold’s share of net loss and total comprehensive loss	—	7,588	—
Equinox Gold’s total share of net (loss) income and total comprehensive (loss) income	$(5,446)	$4,134	$(732)